BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total Liabilities, current	$ 1,526,284	$ 1,436,643
Other current financial liabilities	375,451	339,441
Current lease liabilities	36,784	49,603
Trade and other current payables	812,838	738,457
Accounts payable to related companies	14,280	2,577
Other short-term provisions	9,513	337
Current tax liabilities	26,869	127,981
Current provisions for employee benefits	7,571	4,593
Other current non-financial liabilities	242,978	173,654
Total non-current liabilities	7,393,840	7,413,164
Other non-current financial liabilities	5,155,371	5,374,864
Non-current lease liabilities	227,440	113,701
Non-current payables	20,116	2,272
Non-current accounts payable to related companies	6,731	0
Other long-term provisions	40,706	29,549
Deferred tax liabilities	1,785,915	1,747,805	$ 1,463,886
Non-current provisions for employee benefits	87,689	67,967
Other non-current non-financial liabilities	69,872	77,006
Later than one year and not later than three years [member]
Statement [Line Items]
Total non-current liabilities	2,392,390	2,342,748
Other non-current financial liabilities	1,028,450	1,097,939
Bank borrowings	368,353	227,008
Other borrowings	660,097	870,931
Non-current lease liabilities	45,904	44,459
Non-current payables	2,462	2,272
Non-current accounts payable to related companies	3,283	0
Other long-term provisions	40,706	29,549
Deferred tax liabilities	1,152,877	1,067,067
Non-current provisions for employee benefits	77,746	67,951
Other non-current non-financial liabilities	40,962	33,511
Later than three years and not later than five years [member]
Statement [Line Items]
Total non-current liabilities	1,104,841	661,414
Other non-current financial liabilities	947,217	582,606
Bank borrowings	164,873	325,244
Other borrowings	782,344	257,362
Non-current lease liabilities	38,906	26,083
Non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	94,256	23,521
Non-current provisions for employee benefits	9,943	0
Other non-current non-financial liabilities	14,519	29,204
Not later than three months [member]
Statement [Line Items]
Total Liabilities, current	1,241,515	1,111,151
Other current financial liabilities	141,110	59,007
Bank Loans	109,889	29,658
Other Loans	31,221	29,349
Current lease liabilities	11,339	13,204
Trade and other current payables	795,533	732,189
Accounts payable to related companies	14,280	2,577
Other short-term provisions	8,198	337
Current tax liabilities	24,251	126,059
Current provisions for employee benefits	6,706	4,124
Other current non-financial liabilities	240,098	173,654
Later than three months and not later than one year [member]
Statement [Line Items]
Total Liabilities, current	284,769	325,492
Other current financial liabilities	234,341	280,434
Bank Loans	167,905	219,177
Other Loans	66,436	61,257
Current lease liabilities	25,445	36,399
Trade and other current payables	17,305	6,268
Accounts payable to related companies	0	0
Other short-term provisions	1,315	0
Current tax liabilities	2,618	1,922
Current provisions for employee benefits	865	469
Other current non-financial liabilities	2,880	0
Later than five years [member]
Statement [Line Items]
Total non-current liabilities	3,896,609	4,409,002
Other non-current financial liabilities	3,179,704	3,694,319
Bank borrowings	129,657	190,869
Other borrowings	3,050,047	3,503,450
Non-current lease liabilities	142,630	43,159
Non-current payables	17,654	0
Non-current accounts payable to related companies	3,448	0
Other long-term provisions	0	0
Deferred tax liabilities	538,782	657,217
Non-current provisions for employee benefits	0	16
Other non-current non-financial liabilities	14,391	14,291
Total Maturity [Member]
Statement [Line Items]
Total Liabilities, current	1,526,284	1,436,643
Other current financial liabilities	375,451	339,441
Bank Loans	277,794	248,835
Other Loans	97,657	90,606
Current lease liabilities	36,784	49,603
Trade and other current payables	812,838	738,457
Accounts payable to related companies	14,280	2,577
Other short-term provisions	9,513	337
Current tax liabilities	26,869	127,981
Current provisions for employee benefits	7,571	4,593
Other current non-financial liabilities	242,978	173,654
Total non-current liabilities	7,393,840	7,413,164
Other non-current financial liabilities	5,155,371	5,374,864
Bank borrowings	662,883	743,121
Other borrowings	4,492,488	4,631,743
Non-current lease liabilities	227,440	113,701
Non-current payables	20,116	2,272
Non-current accounts payable to related companies	6,731	0
Other long-term provisions	40,706	29,549
Deferred tax liabilities	1,785,915	1,747,805
Non-current provisions for employee benefits	87,689	67,967
Other non-current non-financial liabilities	69,872	77,006
U.S Dollar [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	782,284	886,371
Bank borrowings	209,617	93,408
Other borrowings	572,667	792,963
Non-current lease liabilities	21,562	18,691
Other long-term provisions	1,677	0
Deferred tax liabilities	1,088,336	1,007,289
U.S Dollar [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	492,898	180,000
Bank borrowings	0	180,000
Other borrowings	492,898	0
Non-current lease liabilities	17,653	13,708
Other long-term provisions	0	0
Deferred tax liabilities	92,026	0
U.S Dollar [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	138,283	58,794
Bank Loans	107,079	29,578
Other Loans	31,204	29,216
Current lease liabilities	2,799	2,418
Trade and other current payables	233,932	288,107
Accounts payable to related companies	202	230
Other short-term provisions	7,934	337
Current tax liabilities	16,864	59,207
Other current non-financial liabilities	192,359	131,214
U.S Dollar [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	113,808	166,708
Bank Loans	98,766	151,666
Other Loans	15,042	15,042
Current lease liabilities	7,837	6,722
Trade and other current payables	294	65
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	2,618	112
Other current non-financial liabilities	0	0
U.S Dollar [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	2,362,234	2,850,972
Bank borrowings	0	0
Other borrowings	2,362,234	2,850,972
Non-current lease liabilities	81,441	37,506
Other long-term provisions	0	0
Deferred tax liabilities	501,595	657,217
U.S Dollar [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	252,091	225,502
Bank Loans	205,845	181,244
Other Loans	46,246	44,258
Current lease liabilities	10,636	9,140
Trade and other current payables	234,226	288,172
Accounts payable to related companies	202	230
Other short-term provisions	7,934	337
Current tax liabilities	19,482	59,319
Other current non-financial liabilities	192,359	131,214
Other non-current financial liabilities	3,637,416	3,917,343
Bank borrowings	209,617	273,408
Other borrowings	3,427,799	3,643,935
Non-current lease liabilities	120,656	69,905
Other long-term provisions	1,677	0
Deferred tax liabilities	1,681,957	1,664,506
Euros [Member]
Statement [Line Items]
Total Liabilities, current	97,681	88,497
Other current financial liabilities	69,139	66,707
Current lease liabilities	91	107
Trade and other current payables	23,277	13,955
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	5,123	7,655
Current provisions for employee benefits	0	0
Other current non-financial liabilities	51	73
Total non-current liabilities	386,296	442,992
Other non-current financial liabilities	386,186	442,833
Non-current lease liabilities	110	159
Non-current accounts payable to related companies	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Euros [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	126,793	124,640
Bank borrowings	126,793	124,640
Non-current lease liabilities	109	156
Euros [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	129,736	127,324
Bank borrowings	129,736	127,324
Non-current lease liabilities	1	3
Euros [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Bank Loans	0	0
Current lease liabilities	24	40
Trade and other current payables	23,271	13,945
Current tax liabilities	5,123	7,655
Other current non-financial liabilities	51	73
Euros [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	69,139	66,707
Bank Loans	69,139	66,707
Current lease liabilities	67	67
Trade and other current payables	6	10
Other current non-financial liabilities	0	0
Euros [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	129,657	190,869
Bank borrowings	129,657	190,869
Non-current lease liabilities	0	0
Euros [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	69,139	66,707
Bank Loans	69,139	66,707
Current lease liabilities	91	107
Trade and other current payables	23,277	13,955
Current tax liabilities	5,123	7,655
Other current non-financial liabilities	51	73
Other non-current financial liabilities	386,186	442,833
Bank borrowings	386,186	442,833
Non-current lease liabilities	110	159
Brazilian Real [Member]
Statement [Line Items]
Total Liabilities, current	130,648	113,764
Other current financial liabilities	2,810	884
Current lease liabilities	10,063	4,208
Trade and other current payables	82,988	79,653
Accounts payable to related companies	0	0
Other short-term provisions	264	0
Current tax liabilities	1,512	4,339
Current provisions for employee benefits	0	0
Other current non-financial liabilities	33,011	24,680
Total non-current liabilities	340,931	204,954
Other non-current financial liabilities	67,080	26,880
Non-current lease liabilities	91,206	17,694
Non-current accounts payable to related companies	0
Other long-term provisions	12,512	3,489
Deferred tax liabilities	97,822	77,637
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	69,849	76,982
Brazilian Real [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	31,943	8,960
Bank borrowings	31,943	8,960
Non-current lease liabilities	17,335	7,288
Non-current payables	2,462	2,272
Other long-term provisions	12,512	3,489
Deferred tax liabilities	58,405	54,116
Other non-current non-financial liabilities	40,939	33,487
Brazilian Real [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	35,137	17,920
Bank borrowings	35,137	17,920
Non-current lease liabilities	16,375	7,688
Non-current payables	0	0
Other long-term provisions	0	0
Deferred tax liabilities	2,230	23,521
Other non-current non-financial liabilities	14,519	29,204
Brazilian Real [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	2,810	80
Bank Loans	2,810	80
Current lease liabilities	2,240	1,111
Trade and other current payables	66,586	73,635
Other short-term provisions	264	0
Current tax liabilities	1,512	2,529
Other current non-financial liabilities	33,011	24,680
Brazilian Real [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	0	804
Bank Loans	0	804
Current lease liabilities	7,823	3,097
Trade and other current payables	16,402	6,018
Other short-term provisions	0	0
Current tax liabilities	0	1,810
Other current non-financial liabilities	0	0
Brazilian Real [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	0	0
Bank borrowings	0	0
Non-current lease liabilities	57,496	2,718
Non-current payables	0	0
Other long-term provisions	0	0
Deferred tax liabilities	37,187	0
Other non-current non-financial liabilities	14,391	14,291
Brazilian Real [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	2,810	884
Bank Loans	2,810	884
Current lease liabilities	10,063	4,208
Trade and other current payables	82,988	79,653
Other short-term provisions	264	0
Current tax liabilities	1,512	4,339
Other current non-financial liabilities	33,011	24,680
Other non-current financial liabilities	67,080	26,880
Bank borrowings	67,080	26,880
Non-current lease liabilities	91,206	17,694
Non-current payables	2,462	2,272
Other long-term provisions	12,512	3,489
Deferred tax liabilities	97,822	77,637
Other non-current non-financial liabilities	69,849	76,982
Argentine Pesos [Member]
Statement [Line Items]
Total Liabilities, current	59,215	66,284
Other current financial liabilities	17	133
Trade and other current payables	54,078	16,616
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	44,856
Current provisions for employee benefits	0	0
Other current non-financial liabilities	5,120	4,679
Total non-current liabilities	26,527	26,074
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Non-current accounts payable to related companies	0
Other long-term provisions	26,517	26,060
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	10	14
Argentine Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other long-term provisions	26,517	26,060
Other non-current non-financial liabilities	10	14
Argentine Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other long-term provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	17	133
Other Loans	17	133
Trade and other current payables	54,078	16,616
Current tax liabilities	0	44,856
Other current non-financial liabilities	5,120	4,679
Argentine Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	0	0
Other Loans	0	0
Argentine Pesos [Member] | Later than five years [member]
Statement [Line Items]
Other long-term provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	17	133
Other Loans	17	133
Trade and other current payables	54,078	16,616
Current tax liabilities	0	44,856
Other current non-financial liabilities	5,120	4,679
Other long-term provisions	26,517	26,060
Other non-current non-financial liabilities	10	14
Mexican Pesos [Member]
Statement [Line Items]
Total Liabilities, current	23,950	48,278
Other current financial liabilities	0	0
Current lease liabilities	1,579	1,391
Trade and other current payables	16,791	27,889
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	752	11,803
Current provisions for employee benefits	0	0
Other current non-financial liabilities	4,828	7,195
Total non-current liabilities	8,752	8,881
Other non-current financial liabilities	0	0
Non-current lease liabilities	1,659	2,377
Non-current accounts payable to related companies	0
Other long-term provisions	0	0
Deferred tax liabilities	6,136	5,662
Non-current provisions for employee benefits	957	842
Other non-current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	1,646	2,338
Deferred tax liabilities	6,136	5,662
Non-current provisions for employee benefits	957	826
Mexican Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	13	39
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Mexican Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	457	337
Trade and other current payables	16,188	27,714
Current tax liabilities	752	11,803
Other current non-financial liabilities	4,828	7,195
Mexican Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	1,122	1,054
Trade and other current payables	603	175
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	16
Mexican Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	1,579	1,391
Trade and other current payables	16,791	27,889
Current tax liabilities	752	11,803
Other current non-financial liabilities	4,828	7,195
Non-current lease liabilities	1,659	2,377
Deferred tax liabilities	6,136	5,662
Non-current provisions for employee benefits	957	842
Other currencies [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	0	107
Other currencies [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Other currencies [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	2	22
Trade and other current payables	10,476	8,761
Other current non-financial liabilities	16	739
Other currencies [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	21	41
Trade and other current payables		0
Other current non-financial liabilities	0	0
Other currencies [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Other currencies [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	23	63
Trade and other current payables	10,476	8,761
Other current non-financial liabilities	16	739
Non-current lease liabilities	0	107
Chilean Pesos [Member]
Statement [Line Items]
Total Liabilities, current	391,604	307,591
Other current financial liabilities	0	0
Current lease liabilities	10,716	26,944
Trade and other current payables	351,646	268,624
Accounts payable to related companies	14,078	2,347
Other short-term provisions	0	0
Current tax liabilities	0	9
Current provisions for employee benefits	7,571	4,593
Other current non-financial liabilities	7,593	5,074
Total non-current liabilities	111,679	78,469
Other non-current financial liabilities	0	0
Non-current lease liabilities	549	11,334
Non-current accounts payable to related companies	6,731
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	86,732	67,125
Other non-current non-financial liabilities	13	10
Chilean Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	197	10,875
Non-current payables	0	0
Non-current accounts payable to related companies	3,283	0
Non-current provisions for employee benefits	76,789	67,125
Other non-current non-financial liabilities	13	10
Chilean Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	352	459
Non-current payables	0	0
Non-current accounts payable to related companies	0	0
Non-current provisions for employee benefits	9,943	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	4,264	6,768
Trade and other current payables	351,646	268,624
Accounts payable to related companies	14,078	2,347
Current tax liabilities	0	9
Current provisions for employee benefits	6,706	4,124
Other current non-financial liabilities	4,713	5,074
Chilean Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	6,452	20,176
Trade and other current payables	0	0
Accounts payable to related companies	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	865	469
Other current non-financial liabilities	2,880	0
Chilean Pesos [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Non-current payables	17,654	0
Non-current accounts payable to related companies	3,448	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	10,716	26,944
Trade and other current payables	351,646	268,624
Accounts payable to related companies	14,078	2,347
Current tax liabilities	0	9
Current provisions for employee benefits	7,571	4,593
Other current non-financial liabilities	7,593	5,074
Non-current lease liabilities	549	11,334
Non-current payables	17,654	0
Non-current accounts payable to related companies	6,731	0
Non-current provisions for employee benefits	86,732	67,125
Other non-current non-financial liabilities	13	10
U.F. [Member]
Statement [Line Items]
Total Liabilities, current	95,741	88,752
Other current financial liabilities	51,394	46,215
Current lease liabilities	3,676	7,750
Trade and other current payables	39,356	34,787
Accounts payable to related companies	0	0
Other short-term provisions	1,315	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Total non-current liabilities	1,077,949	999,933
Other non-current financial liabilities	1,064,689	987,808
Non-current lease liabilities	13,260	12,125
Non-current accounts payable to related companies	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.F. [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	87,430	77,968
Other borrowings	87,430	77,968
Non-current lease liabilities	5,055	5,004
U.F. [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	289,446	257,362
Other borrowings	289,446	257,362
Non-current lease liabilities	4,512	4,186
U.F. [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Other Loans	0	0
Current lease liabilities	1,553	2,508
Trade and other current payables	39,356	34,787
Other short-term provisions	0	0
U.F. [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	51,394	46,215
Other Loans	51,394	46,215
Current lease liabilities	2,123	5,242
Trade and other current payables	0	0
Other short-term provisions	1,315	0
U.F. [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	687,813	652,478
Other borrowings	687,813	652,478
Non-current lease liabilities	3,693	2,935
U.F. [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	51,394	46,215
Other Loans	51,394	46,215
Current lease liabilities	3,676	7,750
Trade and other current payables	39,356	34,787
Other short-term provisions	1,315	0
Other non-current financial liabilities	1,064,689	987,808
Other borrowings	1,064,689	987,808
Non-current lease liabilities	$ 13,260	$ 12,125